Share Capital and Share Premium	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
SHARE CAPITAL AND SHARE PREMIUM
32.	SHARE CAPITAL AND SHARE PREMIUM

The details of the Group's share capital are as follows:

	Number of shares	Share capital	Share premium
Shares outstanding as December 31, 2017	1,986,299	$198	$6,686,170
Issuance of shares	285,000	29	1,314,392
Shares outstanding as December 31, 2018	2,271,299	$227	$8,000,561

	Number of shares	Share capital	Share premium
Authorized Common shares of US$0.0001 as at December 31, 2017	150,000,000	$15,000	$-
Issue and fully paid common shares of US$0.0001 as at December 31, 2017	1,986,299	$198	$6,686,170
Issue and fully paid common shares of US$0.0001 as at December 31, 2018	2,271,299	$227	$8,000,561

Preferred Stock

The Company is authorized to issue 5,000,000 preferred shares with a par value of $0.0001 per share with such designation, rights and preferences as may be determined by the Company's board of directors. No preferred shares are currently issued or outstanding.

Common Stock

The Company is authorized to issue 150,000,000 shares of common stock with a par value of $0.0001 per share.

On March 29, 2016, the Company granted 1,100,000 of common stock to its executive officers and directors as compensation of their past services. The shares were vested immediately. The fair value of the award was calculated on the date of grant using the quoted price of the Company's common stock. Total expense recognized in connection with this share-based payment amounted to $429,000.

On January 20, 2017, the Company granted and issued 57,600 shares to its employees.

On February 6, 2017, the 1-15 reverse stock split took effect and, as a result, the number of issued and outstanding shares of the Company's Common Stock is reduced from 26,517,329 shares to approximately 1,767,821 shares. The accompanying financial statements have been retroactively adjusted to reflect the effects of the reverse stock split that occurred after the date of the most recent financial statements.

On July 10, 2017, the Company granted, and subsequently issued, 215,000 to its directors.

On February 10, 2018, the Company granted, and subsequently issued, 285,000 shares to its directors. The shares are for services rendered in 2018. The shares are vested immediately upon granting.